Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Accounts receivable	$ 845,800	$ 1,932,924
Prepayments and other current assets	680,606	371,796
Inventories, net	3,019,804	9,135,332
Stockholders' Equity (Deficit):
Accumulated other comprehensive income	243,470	308,286
Accumulated deficit	(13,349,232)	823,474
Consolidated Statement of Operations and Comprehensive Income
Net Revenue	22,154,506	28,473,016	$ 24,443,736
Cost of revenue	26,278,300	20,283,321	17,368,249
Net loss	(14,219,225)	115,111	1,009,171
Consolidated Statement of Cash Flows
Net loss	(14,219,225)	115,111	1,009,171
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable	(1,302,573)	971,831	609,099
Prepayments and other current assets	291,336	(18,197)	223,632
Inventories, net	(4,203,927)	2,658,359	3,316,762
Net cash used in operating activities	(2,173,742)	$ (2,674,936)	$ (1,489,118)
Balances without Adoption of ASC Topic 606 [Member]
Assets:
Accounts receivable	765,098
Prepayments and other current assets	688,139
Inventories, net	3,111,334
Stockholders' Equity (Deficit):
Accumulated other comprehensive income	244,196
Accumulated deficit	(13,330,145)
Consolidated Statement of Operations and Comprehensive Income
Net Revenue	22,299,871
Cost of revenue	26,358,059
Net loss	14,153,659
Consolidated Statement of Cash Flows
Net loss	14,153,659
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable	1,140,682
Prepayments and other current assets	274,810
Inventories, net	4,283,686
Net cash used in operating activities	(2,173,742)
Effect of Change [Member]
Assets:
Accounts receivable	80,702
Prepayments and other current assets	(7,533)
Inventories, net	(91,530)
Stockholders' Equity (Deficit):
Accumulated other comprehensive income	(726)
Accumulated deficit	19,087
Consolidated Statement of Operations and Comprehensive Income
Net Revenue	(145,365)
Cost of revenue	(79,759)
Net loss	65,606
Consolidated Statement of Cash Flows
Net loss	65,606
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable	161,891
Prepayments and other current assets	16,526
Inventories, net	(79,759)
Net cash used in operating activities